Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax and social contribution	R$ (105,687)		R$ (155,843)		R$ (71,053)
Adjustments for:
Depreciation and amortization	268,714		211,156		174,088
Share of loss profit of equity-accounted investees	4,512		0		0
Impairment losses on trade receivables	45,904		32,726		25,015
Reversal for tax, civil and labor risks, net	(15,099)		(1,986)		(2,092)
Interest on provision for tax, civil and labor losses	42,063		34,300		13,297
Provision for obsolete inventories	40,924		22,117		4,057
Interest on bonds and financing	108,896		43,549		52,935
Interest on loans from related parties	0		0		2,922
Contractual obligations and right to returned goods	11,312		(1,159)		1,454
Interest on accounts payable for business combination and acquisition of associates	65,725		8,158		1,568
Imputed interest on suppliers	19,810		157		2,945
Share-based payment expense	19,043		22,526		39,648
Interest on lease liabilities	13,143		14,984		15,091
Interest on marketable securities	(54,954)		(26,719)		(16,907)
Other finance costs, net	3,441		0		0
Cancellations of right-of-use contracts	616		(195)		0
Residual value of disposals of property and equipment and intangible assets	13,960		124		(454)
Cash flows from operating activities before changes in working capital	482,323		203,895		242,514
Changes in
Trade receivables	(189,329)		(25,408)		(123,412)
Inventories	(65,011)		(14,038)		(20,812)
Prepayments	(16,576)		(12,511)		(4,060)
Taxes recoverable	(16,566)		(4,914)		24,573
Judicial deposits and escrow accounts	(16,035)		(6,076)		184
Other receivables	1,133		(1,789)		4,516
Related parties – other receivables	(1,258)		0		0
Suppliers	121,519		(16,124)		42,620
Salaries and social charges	37,166		(9,890)		(6,693)
Tax payable	(4,039)		5,711		13,629
Contractual obligations and deferred income	375		(2,659)		(2,163)
Other liabilities	(3,084)		(671)		4,295
Other liabilities - related parties	(39,218)		(94,155)		117,299
Cash from operating activities	291,400		21,371		292,490
Payment of interest on leases	(14,941)		(14,692)		(14,675)
Payment of interest on bonds and financing	(92,500)	[1]	(24,922)	[2]	(49,404)
Payment of interest on business combinations	(603)		(1,571)		0
Income tax and social contribution paid	(7,153)		(1,167)		(5,234)
Payment of provision for tax, civil and labor losses	(1,363)		(627)		(7,716)
Net cash from (applied in) operating activities	174,840		(21,608)		215,461
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(61,143)		(20,910)		(1,642)
Additions of intangible assets	(90,588)		(55,878)		(42,793)
Acquisition of subsidiaries net of cash acquired	(80,559)		(186,218)		(23,147)
Proceeds from investment in marketable securities	1,637,898		2,641,308		1,212,876
Purchase of investment in marketable securities	(1,800,550)		(2,289,836)		(1,687,071)
Net cash (applied in) from investing activities	(394,942)		88,466		(541,777)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0		0		2,426
Suppliers - related parties	0		(1,450)		(207,174)
Loans from related parties	0		0		65,600
Payments of loans from related parties	(254,885)		(20,884)		(76,830)
Lease liabilities paid	(27,003)		(21,998)		(12,835)
Acquisition of treasury shares	0		(23,880)		0
Parent Company's Net Investment	0		0		(6,335)
Issuance of common shares in initial public offering	0		0		1,836,317
Transaction costs in initial public offering	0		0		(154,849)
Payments of bonds and financing	(759)		(477,741)		(852,135)
Issuance of securities with related parties	250,000		0		0
Issuance of bonds net off issuance costs	0		497,000		0
Payments of accounts payable for business combination and acquisition of associates	(11,379)		(19,168)		0
Net cash (applied in) from financing activities	(44,026)		(68,121)		594,185
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(264,128)		(1,263)		267,869
Cash and cash equivalents at beginning of period	309,893		311,156		43,287
Cash and cash equivalents at end of period	45,765		309,893		311,156
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	R$ (264,128)		R$ (1,263)		R$ 267,869

[1]	We present below the composition of interest and principal payments considering the issues made:
[2]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO. On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series. On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758. Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.